SUBSEQEUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQEUENT EVENTS
23.	SUBSEQEUENT EVENTS

The Group has evaluated events subsequent to the balance sheet date of December 31, 2011 through April 30, 2012, the date of the consolidated financial statements were available to be issued:

The Group and Beijing N-S Digital TV Co, Ltd. (“N-S Digital TV” ) established two joint ventures, Beijing Shibo Movie Technology Co. Ltd. ("Shibo Movie") and Beijing Xinghe Union Media Co. Ltd. ("Xinghe Union") on February 15, 2012 and March 13, 2012, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,588 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.